                       ING VARIABLE INSURANCE TRUST
                   ING GET U.S. Core Portfolio--Series 11

                  Supplement dated January 17, 2006 to the
                     Prospectus dated November 30, 2005


     Effective December 2005, Omar Aguilar replaced Hugh Whelan as Portfolio Manager to ING GET U.S. Core Portfolio--Series 11. Effective December 2005, all references to Hugh Whelan or Hugh T.M. Whelan are deleted and replaced with Omar Aguilar.

     The first paragraph of the sub-section entitled "Portfolio Management-- Equity Component," under the section entitled "Management of the Series," on page 9 of the Prospectus is hereby deleted and replaced with the following:

     Omar Aguilar, Ph.D., Portfolio Manager, has been with ING IM since July 2004 and is Head of Quantitative Equity Research. Dr. Aguilar previously served as head of Lehman Brothers' quantitative research for their alternative investment management business since 2002. Prior to that, Dr. Aguilar was director of quantitative research and a portfolio manager with Merrill Lynch Investment Management since 1999.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        ING VARIABLE INSURANCE TRUST
                   ING GET U.S. Core Portfolio--Series 11

                   Supplement dated January 17, 2006 to the
     Statement of Additional Information ("SAI") dated November 30, 2005

     Effective December 2005, Omar Aguilar replaced Hugh Whelan as Portfolio Manager to ING GET U.S. Core Portfolio. Effective December 2005, all references to Hugh Whelan or Hugh T.M. Whelan are deleted and replaced with Omar Aguilar.

     The tables, and the footnotes thereto, in the sub-sections entitled "Other Accounts Managed" and "Portfolio Manager Ownership of Securities" under the section entitled "Portfolio Managers" on page 19 of the SAI are deleted in their entirety and replaced with the following:

      OTHER ACCOUNTS MANAGED

     The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager:

                        REGISTERED INVESTMENT     OTHER POOLED INVESTMENT
                             COMPANIES                     VEHICLES                OTHER ACCOUNTS
                      --------------------------  -------------------------  --------------------------
                      NUMBER OF                   NUMBER OF                  NUMBER OF
PORTFOLIO MANAGER     ACCOUNTS    TOTAL ASSETS    ACCOUNTS    TOTAL ASSETS   ACCOUNTS    TOTAL ASSETS
-----------------     ---------  ---------------  ---------  --------------  ---------   --------------
Omar Aguilar(1)          68      $ 8,006,205,084     15      $3,118,739,255     25(2)    $5,316,819,520
Douglas E. Cote(3)       52      $11,583,269,926     18      $3,337,073,432     53       $4,026,157,871
Mary Ann Fernandez(3)    45      $ 7,478,001,384      0                 N/A      0                  N/A
James Kauffmann(3)       50      $ 7,485,038,089     15      $1,816,829,588     26(4)    $7,632,807,929

(1) As of September 30, 2005.

(2) Four of these accounts, with total assets of $764,300,730 have an advisory fee that is also based on the performance of the account.

(3) As of May 31, 2005.

(4) One of these accounts, with total assets of $159,525,132 has an advisory fee that is also based on the performance of the account.


     PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the fund owned by each team member, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans:

PORTFOLIO MANAGER        FUND      DOLLAR RANGE OF FUND SHARES OWNED
-----------------        ----      ---------------------------------
Omar Aguilar(1)          None                   N/A
Douglas E. Cote(2)       None                   N/A
Mary Ann Fernandez(2)    None                   N/A
James Kauffmann(2)       None                   N/A

(1) As of September 30, 2005.

(2) As of May 31, 2005.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE